PROMISSORY NOTE (Details Narrative) - USD ($)	Mar. 20, 2018	Feb. 01, 2018	Dec. 05, 2017
Notes to Financial Statements
Promissory note	$ 750,000	$ 87,000	$ 477,402
Interest Rate	4.00%	4.00%	1.75%
Stock issued for settlement of Promissory note	7,500,000	870,000